CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 47,879,178	$ 38,107,922	$ 39,633,526	$ 21,808,279	$ 19,638,609
Restricted cash and cash equivalents	327,544,896	260,970,361	248,469,960	199,252,570	132,070,690
Accounts receivable	50,005,186	33,883,360		20,247,733
Premiums receivable	106,679,035	52,628,294		42,256,033
Commission receivable	45,016,883	54,540,886		46,320,193
Prepaid expenses and other assets	26,751,528	14,655,788		11,441,973
Deferred acquisition costs-net	89,436,987	58,571,981		46,808,359
Fixed income securities	1,203,784
Total current assets	694,517,477	513,358,592		388,135,140
PROPERTY AND EQUIPMENT - Net	27,724,372	25,822,140		16,226,168
LONG-TERM ASSETS:
Prepaid expenses and other assets	20,977,267	20,166,955		17,811,311
Intangible assets - net	67,792,977	46,616,982		17,303,595
Goodwill	11,073,216	4,745,357		3,801,357	435,588
Fixed income securities	9,689,469
Total long-term assets	109,532,929	71,529,294		38,916,263
TOTAL ASSETS	831,774,778	610,710,026		443,277,571
CURRENT LIABILITIES:
Accounts payable	9,726,404	11,544,583		6,950,392
Losses payable		21,980,282		16,737,392
Provision for unpaid losses and loss adjustment expenses	103,591,163	54,987,840	71,111,610	32,583,608	18,721,005	$ 7,244,232
Unearned premiums	191,749,543	124,708,255		99,107,431
Commissions payable	66,241,161	43,798,065		36,228,217
Due to insurers	85,682,183	49,162,017		39,698,867
Advanced premiums	21,358,099	13,744,868		12,227,174
Accrued expenses	43,951,179	36,271,436		27,676,444
Deferred tax liability	11,399,802	7,498,982		5,923,741
Contract liabilities	24,098,372	19,541,253		16,961,712
Other current liabilities	2,497,190	1,514,871		1,240,664
Total current liabilities	560,295,096	384,752,452		295,335,642
LONG-TERM LIABILITIES:
Accrued expenses	11,398,493	14,854,518		6,480,187
Contract liabilities	19,666,667	19,666,667
Long-term debt	117,500,000	69,000,000		26,100,000
Other long-term liabilities	3,993,258	5,115,648		4,901,025
Total long-term liabilities	152,558,418	108,636,833		37,481,212
Total liabilities	712,853,514	493,389,285		332,816,854
Commitments and contingencies (Note 19)
EQUITY:
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)	120,404,613	119,151,495		112,985,419
Accumulated other comprehensive loss	(1,902,717)	(1,953,795)		(2,524,702)
Total members' equity	118,501,896	117,197,700		110,460,717
Non-controlling interest	419,368	123,041
Total equity	118,921,264	117,320,741	$ 128,531,492	110,460,717	$ 68,296,989	$ 57,882,867
TOTAL LIABILITIES AND EQUITY	$ 831,774,778	$ 610,710,026		$ 443,277,571